Note 12 - Subsequent Event	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]
12.	SUBSEQUENT EVENT

On July 15, 2024, the Company paid $50,000 and on July 16, 2024 issued 12,106 common shares at a value of $50,000 as part of the acquisition payments for the Jean Lake option agreement (see Note 4).

On July 31, 2024, issued 36,000 options to MZHCI LLC at an exercise price of CAD $3.91 or (USD $2.84) fully vested with a five year expiration date